Concentrations (Details Narrative) $ in Thousands	12 Months Ended
Sep. 30, 2015 USD ($)
Mining Top Customer
Customer revenue concentration	12.60%
Accounts receivable concentration	$ 296
Asset Management Top Customer
Customer revenue concentration	12.20%